Related Party Transactions - Shipbuilding and Site Supervision Services - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Asset under Construction | Affiliated Entity | LNG
Related Party Transaction [Line Items]
Shipbuilding and site supervision costs	$ 3.5	$ 6.1	$ 6.8	$ 9.4